Deferred Tax - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, gross	€ 2,439	€ 2,350
Unused tax credits [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, tax	661	583
Tax losses and credits carried forward [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, gross	3,577	2,564
Deferred tax assets recognized for tax losses, tax	€ 787	€ 573